Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between Compensation Actually Paid (CAP) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

			Average		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (in thousands)(7)	Revenue (in thousands)(8)
2025	$11,405,535	$(1,292,947)	$3,826,791	$(2,689)	$17	$120	$(575,249)	$673,126
2024	$13,717,687	$8,186,261	$4,254,959	$2,790,240	$30	$91	$(569,183)	$560,230
2023	$13,077,993	$11,293,489	$4,524,001	$4,829,669	$35	$92	$(606,639)	$434,249
2022	$12,140,330	$3,311,432	$3,911,773	$(175,590)	$33	$89	$(707,421)	$363,329
2021	$9,522,738	$(2,152,804)	$3,314,256	$(1,211,638)	$61	$99	$(454,025)	$351,406

Company Selected Measure Name		revenue
Named Executive Officers, Footnote
(1)	The dollar amounts reported are the amounts in the “Total” column of the Summary Compensation Table in each applicable year for Dr. Kakkis, who served as our Chief Executive Officer during 2021, 2022, 2023, 2024 and 2025.

Peer Group Issuers, Footnote
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

PEO Total Compensation Amount	[1]	$ 11,405,535	$ 13,717,687	$ 13,077,993	$ 12,140,330	$ 9,522,738
PEO Actually Paid Compensation Amount	[2]	$ (1,292,947)	8,186,261	11,293,489	3,311,432	(2,152,804)
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Compensation Actually Paid to PEO	2025	2024	2023	2022	2021
Summary Compensation Table Total	$11,405,535	$13,717,687	$13,077,993	$12,140,330	$9,522,738
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	10,212,294	(12,090,111)	(11,618,444)	(10,773,976)	(8,246,092)
Plus, year end fair value of outstanding and unvested equity awards granted during the year	4,561,717	8,562,675	11,288,072	(6,264,762)	4,152,033
Plus (less), change in fair value from prior year end to current year end of outstanding and unvested equity awards granted in prior years	(6,790,559)	(2,033,745)	(1,167,400)	(2,934,552)	(5,753,632)
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	(257,346)	29,755	(286,732)	(1,385,132)	(1,827,851)
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year	—	—	—	—	—
Compensation Actually Paid to Dr. Kakkis	$(1,292,947)	$8,186,261	$11,293,489	$3,311,432	$(2,152,804)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 3,826,791	4,254,959	4,524,001	3,911,773	3,314,256
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ (2,689)	2,790,240	4,829,669	(175,590)	(1,211,638)
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Summary Compensation Table Total	$3,826,791	$4,254,959	$4,524,001	$3,911,773	$3,314,256
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,958,418)	(3,293,798)	(3,831,408)	(3,130,468)	(2,519,639)
Plus, year end fair value of outstanding and unvested equity awards granted during the year	1,327,811	2,412,702	4,476,201	1,264,910	1,268,695
Plus (less), change in fair value from prior year end to current year end of outstanding and unvested equity awards granted in prior years	(1,981,812)	(607,133)	(237,537)	(784,234)	(2,359,539)
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	(217,061)	23,510	(101,588)	(573,020)	(915,411)
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year	—	—	—	(864,551)	—
Compensation Actually Paid to Non-PEO NEOs	$(2,689)	$2,790,240	$4,829,669	$(175,590)	$(1,211,638)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Total Revenue
•	Relative Total Stockholder Return
•	Operating Expenses Relative to Budget
•	Clinical Development of Product Candidates

Total Shareholder Return Amount	[5]	$ 17	30	35	33	61
Peer Group Total Shareholder Return Amount	[6]	120	91	92	89	99
Net Income (Loss) Attributable to Parent	[7]	$ (575,249,000)	$ (569,183,000)	$ (606,639,000)	$ (707,421,000)	$ (454,025,000)
Company Selected Measure Amount	[8]	673,126,000	560,230,000	434,249,000	363,329,000	351,406,000
PEO Name		Dr. Kakkis	Dr. Kakkis	Dr. Kakkis	Dr. Kakkis	Dr. Kakkis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenue
Non-GAAP Measure Description
(8)	The dollar amounts reported represent the amount of revenue calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Operating Expenses Relative to Budget
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Clinical Development of Product Candidates
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 10,212,294	$ (12,090,111)	$ (11,618,444)	$ (10,773,976)	$ (8,246,092)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,561,717	8,562,675	11,288,072	(6,264,762)	4,152,033
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,790,559)	(2,033,745)	(1,167,400)	(2,934,552)	(5,753,632)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(257,346)	29,755	(286,732)	(1,385,132)	(1,827,851)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,958,418)	(3,293,798)	(3,831,408)	(3,130,468)	(2,519,639)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,327,811	2,412,702	4,476,201	1,264,910	1,268,695
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,981,812)	(607,133)	(237,537)	(784,234)	(2,359,539)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(217,061)	23,510	(101,588)	(573,020)	(915,411)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	$ (864,551)	$ 0

[1]	The dollar amounts reported are the amounts in the “Total” column of the Summary Compensation Table in each applicable year for Dr. Kakkis, who served as our Chief Executive Officer during 2021, 2022, 2023, 2024 and 2025.
[2]	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:
[3]	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) Mr. Horn, Mr. Harris, Dr. Crombez and Ms. Parschauer for 2025, (ii) Mr. Horn, Mr. Harris, Dr. Crombez and Mr. Pinion for 2024, (ii) for 2023, Mr. Horn, Mr. Harris, Mr. Pinion and Ms. Parschauer, and (iii) for 2022 and 2021, Dr. Camille Bedrosian, Mr. Harris, Mr. Pinion and Mardi Dier.
[4]	The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[5]	Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.
[7]	The dollar amounts reported represent the amount of net income calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.
[8]	The dollar amounts reported represent the amount of revenue calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.